Income Taxes - Schedule of Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
U.S. federal income tax at statutory tax rate	$ 19,719
State and local income taxes, net of federal income tax effect	(5,581)
U.S. taxation of foreign disregarded entities	(1,378)
Other	(212)
Other	8
Non-deductible compensation	19,145
Tax effects of stock-based compensation	(8,801)
Other	2,510
Worldwide changes in unrecognized tax benefits	11,045
Other adjustments	662
Total income tax expense	$ 5,537	$ 9,428	$ 10,131
Percent
U.S. federal income tax at statutory tax rate	21.00%	21.00%	21.00%
U.S. state and local income taxes, net of federal tax benefit	(5.90%)	(4.80%)	(0.40%)
Foreign tax effects		(0.50%)	0.00%
U.S. taxation of foreign disregarded entities	(1.50%)
Other	(0.20%)
Research and development tax credit		28.20%	6.80%
Other	0.00%
Changes in valuation allowance		(12.00%)	(23.60%)
Non-deductible compensation	20.40%	(26.20%)	(2.80%)
Tax effects of stock-based compensation	(9.40%)	(11.10%)	(2.10%)
Other	2.70%
Worldwide changes in unrecognized tax benefits	11.80%
Other adjustments	0.70%	(2.20%)	(0.50%)
Meals and entertainment		(1.00%)	(0.20%)
Foreign-Derived Intangible Income Deduction		1.80%	0.30%
Provision to return true-up		0.20%	0.10%
Change in unrecognized tax benefits		9.40%	0.00%
Discrete tax expense due to intellectual property transfer		(10.70%)	0.00%
Effective tax rate	5.90%	(7.90%)	(1.40%)
United Kingdom
Amount
Foreign tax effects	$ 1,481
Percent
Foreign tax effects	1.60%
Other foreign jurisdictions
Amount
Foreign tax effects	$ 2,571
Percent
Foreign tax effects	2.70%
United States
Amount
Research and development tax credit	$ (21,368)
Changes in valuation allowance	$ (14,264)
Percent
Research and development tax credit	(22.80%)
Changes in valuation allowance	(15.20%)